Financial Instruments (Details 9) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Sensitivity analysis for financial derivative absolute changes in Consumer Price Index +2% [Member]
Disclosure of detailed information about hedged items [line items]
Effect on pre-tax income (loss)	₪ 122	₪ 114
Sensitivity analysis for financial derivative absolute changes in Consumer Price Index +1% [Member]
Disclosure of detailed information about hedged items [line items]
Effect on pre-tax income (loss)	61	57
Sensitivity analysis for financial derivative absolute changes in Consumer Price Index -1% [Member]
Disclosure of detailed information about hedged items [line items]
Effect on pre-tax income (loss)	(61)	(57)
Sensitivity analysis for financial derivative absolute changes in Consumer Price Index -2% [Member]
Disclosure of detailed information about hedged items [line items]
Effect on pre-tax income (loss)	₪ (123)	₪ (115)